S000047006 [Member] Expense Example, No Redemption - Smead Value Fund	Nov. 30, 2025 USD ($)
Class Y Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,137
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	693
Expense Example, No Redemption, 3 Years	943
Expense Example, No Redemption, 5 Years	1,212
Expense Example, No Redemption, 10 Years	1,978
Class I1 Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
Class I2 Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Class R1 Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	777
Expense Example, No Redemption, 5 Years	1,418
Expense Example, No Redemption, 10 Years	3,139
Class R2 Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	925
Expense Example, No Redemption, 10 Years	$ 2,048